Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 1,036,779	$ 1,075,018